CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss for the year, net of tax	$ 23,411	$ (11,787)	$ (117,444)	$ (751)	$ (35,526)
Adjustments for:
Depreciation and amortization	1,467	459	2,540	561	286
Share-based payments expense	1,065	390	3,761	2,276	6,462
Share listing expense			125,438
Gain on acquisition			(79)
Expected credit losses	332		92
Change in fair value of share warrant obligations	(6,692)		(10,080)
Interest expense	43	24	91	38	84
Foreign exchange loss/(gain)	781	1,801	2,809	(1,991)	(411)
Income tax expense	752	184	1,127	862	7
Adjustments to reconcile profit (loss)	19,784	(8,929)	8,255	995	(29,098)
Changes in working capital:
Increase in deferred platform commissions	2,631	(5,555)	(26,946)	(52,465)	(23,448)
Increase in deferred revenue	1,300	26,873	127,899	184,603	75,099
Increase in trade and other receivables	(2,970)	(13,303)	(12,682)	(7,490)	(20,443)
Increase/(decrease) in trade and other payables	(2,210)	19,199	9,600	(1,060)	13,044
Cash flows from (used in) operations	(1,249)	27,214	97,871	123,588	44,252
Income tax paid	(126)	(64)	(617)	(3,978)	(200)
Interest received			7	19
Net cash flows generated from operating activities	18,409	18,221	105,516	120,624	14,954
Investing activities
Acquisition of intangible assets	(7)	(58)	(338)		(83)
Acquisition of property and equipment	(505)	(126)	(1,099)	(147)	(19)
Acquisition of subsidiary net of cash acquired	(50,022)	(1,217)	(1,159)
Loans granted	(9,936)		(123)		(338)
Proceeds from repayment of loans		8		508	95
Net cash flows used in investing activities	(77,056)	(1,393)	(2,719)	361	(345)
Financing activities
Payments of lease liabilities	(634)	(550)	(2,132)	(341)	(31)
Interest on lease	(41)	(24)	(90)	(26)
Proceeds from borrowings					6,500
Repayment of borrowings			(49)	(3,980)	(2,418)
Interest paid				(17)	(85)
Dividends paid and distributions to shareholders			(160,366)	(51,683)	(4,122)
Cash acquired in the Transaction			119,659
Net cash flows used in financing activities	(675)	(574)	(42,978)	(56,047)	(156)
Net (decrease)/increase in cash and cash equivalents for the period	(59,322)	16,254	59,819	64,938	14,453
Cash and cash equivalents at the beginning of the year	142,802	84,557	84,557	17,565	3,073
Effect of changes in exchange rates on cash held	224	(899)	(1,574)	2,054	39
Cash and cash equivalents at the end of the year	$ 83,704	$ 99,912	$ 142,802	$ 84,557	$ 17,565